Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000016574
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class A
Trading Symbol	SLANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[1]
AssetsNet	$ 261,674,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,113,398
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	261,674,710
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	1,113,398

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Utilities	15%
Consumer Staples	13%
Energy	9%
Industrials	9%
Real Estate	8%
Materials	7%
Consumer Discretionary	3%
Information Technology	2%
Health Care	1%
Communication Services	1%

Geographical Diversification

Country	% of Net Assets
Brazil	58%
Mexico	23%
Chile	6%
Peru	5%
Argentina	2%
Luxembourg	1%
Uruguay	0%
United States	0%

Ten Largest Equity Holdings

Holdings	38.7% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.0%
Credicorp Ltd. (Peru)	4.6%
Grupo Financiero Banorte SAB de CV (Mexico)	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.9%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Equatorial Energia SA (Brazil)	3.4%
Banco Bradesco SA (Brazil)	3.4%
Itaú Unibanco Holding SA (Brazil)	3.3%
Coca-Cola Femsa SAB de CV (Mexico)	3.2%
Fomento Economico Mexicano SAB de CV (Mexico)	3.1%

C000016577
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class C
Trading Symbol	SLAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.19%	[2]
AssetsNet	$ 261,674,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,113,398
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	261,674,710
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	1,113,398

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Utilities	15%
Consumer Staples	13%
Energy	9%
Industrials	9%
Real Estate	8%
Materials	7%
Consumer Discretionary	3%
Information Technology	2%
Health Care	1%
Communication Services	1%

Geographical Diversification

Country	% of Net Assets
Brazil	58%
Mexico	23%
Chile	6%
Peru	5%
Argentina	2%
Luxembourg	1%
Uruguay	0%
United States	0%

Ten Largest Equity Holdings

Holdings	38.7% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.0%
Credicorp Ltd. (Peru)	4.6%
Grupo Financiero Banorte SAB de CV (Mexico)	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.9%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Equatorial Energia SA (Brazil)	3.4%
Banco Bradesco SA (Brazil)	3.4%
Itaú Unibanco Holding SA (Brazil)	3.3%
Coca-Cola Femsa SAB de CV (Mexico)	3.2%
Fomento Economico Mexicano SAB de CV (Mexico)	3.1%

C000016579
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class S
Trading Symbol	SLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$62	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[3]
AssetsNet	$ 261,674,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,113,398
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	261,674,710
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	1,113,398

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Utilities	15%
Consumer Staples	13%
Energy	9%
Industrials	9%
Real Estate	8%
Materials	7%
Consumer Discretionary	3%
Information Technology	2%
Health Care	1%
Communication Services	1%

Geographical Diversification

Country	% of Net Assets
Brazil	58%
Mexico	23%
Chile	6%
Peru	5%
Argentina	2%
Luxembourg	1%
Uruguay	0%
United States	0%

Ten Largest Equity Holdings

Holdings	38.7% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.0%
Credicorp Ltd. (Peru)	4.6%
Grupo Financiero Banorte SAB de CV (Mexico)	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.9%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Equatorial Energia SA (Brazil)	3.4%
Banco Bradesco SA (Brazil)	3.4%
Itaú Unibanco Holding SA (Brazil)	3.3%
Coca-Cola Femsa SAB de CV (Mexico)	3.2%
Fomento Economico Mexicano SAB de CV (Mexico)	3.1%

C000152125
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Institutional Class
Trading Symbol	SLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[4]
AssetsNet	$ 261,674,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,113,398
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	261,674,710
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	1,113,398

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Utilities	15%
Consumer Staples	13%
Energy	9%
Industrials	9%
Real Estate	8%
Materials	7%
Consumer Discretionary	3%
Information Technology	2%
Health Care	1%
Communication Services	1%

Geographical Diversification

Country	% of Net Assets
Brazil	58%
Mexico	23%
Chile	6%
Peru	5%
Argentina	2%
Luxembourg	1%
Uruguay	0%
United States	0%

Ten Largest Equity Holdings

Holdings	38.7% of Net Assets
Petroleo Brasileiro SA (Brazil)	6.0%
Credicorp Ltd. (Peru)	4.6%
Grupo Financiero Banorte SAB de CV (Mexico)	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.9%
Centrais Eletricas Brasileiras SA (Brazil)	3.6%
Equatorial Energia SA (Brazil)	3.4%
Banco Bradesco SA (Brazil)	3.4%
Itaú Unibanco Holding SA (Brazil)	3.3%
Coca-Cola Femsa SAB de CV (Mexico)	3.2%
Fomento Economico Mexicano SAB de CV (Mexico)	3.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.